ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jul. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	As of July 31,
	2019	2018
Accounts receivable	$1,537,593	$137,550
Less: allowances for doubtful accounts	(65,335)	—
Accounts receivables, net	$1,472,258	$137,550

Schedule of aging of the accounts receivable

The aging of the Company’s accounts receivable as of July, 2019 and 2018, are as follows:

	As of July 31,
	2019	2018
1-90 days past due	$364,430	$137,550
90-180 days past due	147,722	—
180-360 days past due	894,771	—
Greater than 360 days past due	130,670	—
Total gross accounts receivable	$1,537,593	$137,550